Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 330	$ 363
Fixed-income securities and other cash equivalents	534	261
Consolidated cash and cash equivalents	$ 864	$ 624	$ 495	$ 613